Provisions - Provision for off balance sheet risk transfer between stages (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Balances at beginning of year	$ 6,800	$ 6,730	$ 7,202
Balances at end of year	9,104	6,800	6,730
Provisions for off-balance sheet risk
Disclosure of provision matrix [line items]
Balances at beginning of year	852	1,032	874
Foreign exchange and other movements	223
Balances at end of year	1,075	$ 852	$ 1,032
Provisions for off-balance sheet risk | Stage 1
Disclosure of provision matrix [line items]
Foreign exchange and other movements	211
Balances at end of year	916
Provisions for off-balance sheet risk | Stage 2
Disclosure of provision matrix [line items]
Foreign exchange and other movements	13
Balances at end of year	144
Provisions for off-balance sheet risk | Stage 3
Disclosure of provision matrix [line items]
Foreign exchange and other movements	(1)
Balances at end of year	$ 15